Transactions with Related Parties - Credit Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024 director	Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, term extension	6 months
Number of independent members of board serving as chief executive officer of financial advisor | director		1
Line of credit | Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $			$ 80,000